Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt
Debt

Information concerning short-term borrowings is as follows:

December 31	2015	2014
Short-term borrowings	$38.2	$43.3
Weighted-average interest rates	17.8%	15.8%

We maintain separate bank credit lines with financial institutions to meet working capital needs of our subsidiary operations. As of December 31, 2015, such uncommitted credit lines totaled $292.9, of which $248.0 was unused. Under our revolving credit agreement, total subsidiary borrowings cannot exceed $300.0 in the first, second and fourth quarters, and $600.0 in the third quarter of each year.

A summary of long-term debt is as follows:

December 31	2015	2014
Euro-denominated notes:
€400 due September 2022	$431.0	$—
€350 due June 2018	379.2	422.1
Other	6.7	2.4
	816.9	424.5
Less — current maturities	6.0	1.9
Long-term debt	$810.9	$422.6

Euro Notes

On September 11, 2015, we offered and sold €400.0 aggregate principal amount of the Company's 1.875% notes due September 11, 2022 (the "€400.0 Notes"). The net proceeds from the €400.0 Notes of €397.4 will be used for general corporate purposes, which may include share repurchases and the acquisition of or investment in complementary businesses or other assets. The €400.0 Notes were issued at a price of 99.753% to yield an effective interest rate of 1.913%. Interest on the €400.0 Notes is payable in arrears on September 11 of each year.
We also have €350.0 aggregate principal amount 4.50% notes due June 22, 2018 (the “€350.0 Notes”), which were issued at a price of 99.974% to yield an effective interest rate of 4.505%. Interest on the €350.0 Notes is payable in arrears on June 22 of each year. We may redeem the €350.0 Notes, in whole but not in part, at our option at any time for a redemption price determined in accordance with the term of the €350.0 Notes.

When the €400.0 Notes and €350.0 Notes mature, we plan to repay the amounts with available cash, borrowings under our $600.0 revolving credit facility or a new borrowing. The credit terms, including interest rate and facility fees, of any replacement borrowings will be dependent upon the condition of the credit markets at that time. We currently do not anticipate any problems accessing the credit markets should we decide to replace either the €400.0 Notes or €350.0 Notes.

Both the €400.0 Notes and €350.0 Notes contain certain customary non-financial restrictive covenants and events of default and are unsecured senior obligations and rank equally with all of our existing and future senior unsecured debt and other liabilities. A portion of the €400.0 Notes and €350.0 Notes were designated as a hedge of our net investment in subsidiaries with a euro-functional currency as of December 31, 2015. Since our net investment in these subsidiaries exceeds the respective amount of the designated borrowings, translation gains or losses related to these borrowings are included as a component of accumulated other comprehensive loss (See Note 12 to the Consolidated Financial Statements for further information).

Revolving Credit Agreement

On September 16, 2015, we amended and restated our Five Year Credit Agreement (the “Amended Agreement”) with a syndicate of commercial banks primarily to revise the termination date of the facility from October 15, 2018 to September 16, 2020. The remaining material terms and conditions of the Amended Agreement are substantially similar to the material terms and conditions of our Amended and Restated Five Year Credit Agreement dated October 15, 2013.
The Amended Agreement allows for borrowing of $600.0 in various currencies, and up to $150.0 may be used for the issuance of stand-by letters of credit. We had no borrowings under this facility as of both December 31, 2015 and 2014. Outstanding letters of credit issued under the Amended Agreement totaled $0.9 and $1.0 as of December 31, 2015 and 2014, respectively. Additional borrowings of $599.1 and $599.0 were available to us under the facility as of December 31, 2015 and 2014, respectively.

Under the Amended Agreement, a credit ratings-based pricing grid determines the facility fee and the credit spread that we add to the applicable interbank borrowing rate on all borrowings. At our current credit rating, the annual facility fee is 12.5 basis points paid on the entire facility and the credit spread is 100.0 basis points on any borrowings.

The Amended Agreement contains customary restrictive covenants pertaining to our management and operations, including limitations on the amount of subsidiary debt that we may incur and limitations on our ability to pledge assets, as well as financial covenants requiring, among other things, that we comply with a leverage ratio (net Debt-to-EBITDA) of not greater than 3.5 to 1 and a fixed charge coverage ratio of not less than 1.5 to 1. The Amended Agreement also contains customary events of default, including, among others, payment defaults, material inaccuracy of representations and warranties, covenant defaults, bankruptcy or involuntary proceedings, certain monetary and non-monetary judgments, change of control and customary ERISA defaults.

Reclassification

In April 2015, the FASB issued new accounting guidance on debt issuance costs. The new guidance requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the associated liability, consistent with debt discounts. It does not affect the recognition and measurement of debt issuance costs. We elected to early adopt this guidance in the third quarter of 2015 on a retrospective basis, which required the restatement of prior periods as we reclassified debt issuance costs associated with our long-term debt from other assets to long-term debt in our Consolidated Balance Sheets. The adoption was not material to the Consolidated Financial Statements. Our revolving credit agreement is not in scope of the new accounting guidance and, therefore, the related debt issuance costs will continue to be presented in other assets.

Debt Maturities

The maturities of long-term debt payable within each of the four years subsequent to December 31, 2016 are as follows: 2017 — $0.4, 2018 — $379.3, 2019 — $0.1, 2020 — $0.1.